Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.20%
Massachusetts: 0.20%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (30 shares) 2.45%144Aø	$3,000,000	$3,000,000
Total closed-end fund obligations (Cost $3,000,000)		3,000,000

	Interest rate	Maturity date
Municipal obligations: 98.69%
Alabama: 3.79%
Airport revenue: 0.09%
Birmingham Airport Authority (BAM Insured)	5.00%	7-1-2026	900,000	905,345
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2027	500,000	514,397
				1,419,742
Industrial development revenue: 0.26%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	2.75	7-15-2034	4,000,000	3,964,400
Resource recovery revenue: 0.13%
Baldwin County IDA Novelis Corp. Series A AMT144Aøø	4.30	3-1-2056	2,000,000	1,939,319
Utilities revenue: 3.31%
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00	10-1-2052	3,900,000	3,923,376
Black Belt Energy Gas District Project No. 7 Series C-2 (SIFMA Municipal Swap+0.35%)±	2.77	10-1-2052	6,000,000	5,989,780
Black Belt Energy Gas District Series B	5.00	12-1-2030	850,000	897,118
Black Belt Energy Gas District Series B	5.00	12-1-2031	1,175,000	1,248,940
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	10,000,000	10,606,265
Black Belt Energy Gas District Series C144A	5.25	8-1-2027	1,135,000	1,151,824
Black Belt Energy Gas District Series C144A	5.25	8-1-2028	1,355,000	1,387,602
Black Belt Energy Gas District Series C144A	5.25	8-1-2029	1,990,000	2,051,687
Black Belt Energy Gas District Series C144A	5.25	8-1-2030	1,740,000	1,799,975
Black Belt Energy Gas District Series D1 (Royal Bank of Canada LIQ)øø	4.00	7-1-2052	3,500,000	3,535,459
Chatom Industrial Development Board PowerSouth Energy Cooperative (AG Insured)	5.00	8-1-2026	500,000	503,459
Chatom Industrial Development Board PowerSouth Energy Cooperative Series A (National Rural Utility Finance SPA)ø	2.80	8-1-2037	3,000,000	2,997,158
Southeast Energy Authority A Cooperative District Project No. 3 Series A-1øø	5.50	1-1-2053	2,000,000	2,128,651
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	4,500,000	4,722,367
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2032	825,000	836,590
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2032	5,865,000	6,301,787
				50,082,038
				57,405,499
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Alaska: 0.49%
Airport revenue: 0.30%
Alaska Railroad Corp. AMT	5.50%	10-1-2028	$320,000	$334,859
Alaska Railroad Corp. AMT	5.50	10-1-2029	350,000	371,652
State of Alaska International Airports System Series C AMT	5.00	10-1-2026	3,000,000	3,032,790
State of Alaska International Airports System Series C AMT	5.00	10-1-2028	775,000	813,120
				4,552,421
Health revenue: 0.02%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2026	385,000	388,346
Miscellaneous revenue: 0.17%
Alaska Municipal Bond Bank Authority	5.00	12-1-2026	1,350,000	1,371,985
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2027	535,000	551,726
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2028	560,000	585,839
				2,509,550
				7,450,317
Arizona: 2.22%
Airport revenue: 0.13%
City of Phoenix Civic Improvement Corp. Airport Revenue AMT	5.00	7-1-2026	2,000,000	2,010,513
Education revenue: 0.02%
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2027	170,000	170,567
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2028	175,000	175,500
				346,067
GO revenue: 0.06%
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2026	900,000	903,407
Health revenue: 0.21%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	2.67	1-1-2046	3,235,000	3,216,156
Housing revenue: 0.92%
Arizona IDA Diamond View at Ballpark Village LPøø	2.76	7-1-2047	14,000,000	13,924,229
Industrial development revenue: 0.35%
Chandler IDA Intel Corp. AMTøø	4.10	12-1-2037	2,500,000	2,528,474
Chandler IDA Intel Corp. Series 1 AMTøø	5.00	9-1-2042	2,670,000	2,711,999
				5,240,473
Resource recovery revenue: 0.53%
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	3.00	12-1-2035	8,000,000	7,999,207
				33,640,052
See accompanying notes to portfolio of investments
2 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Arkansas: 0.70%
Industrial development revenue: 0.36%
Arkansas Development Finance Authority United States Steel Corp. Series A AMT144Aøø	4.00%	9-1-2046	$3,000,000	$2,984,499
Arkansas Development Finance Authority Weyerhaeuser Co. AMTøø	3.88	10-15-2065	2,500,000	2,487,453
				5,471,952
Tax revenue: 0.34%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2028	435,000	459,273
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2030	100,000	107,861
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2031	310,000	332,957
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00	6-1-2031	1,880,000	2,033,897
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00	6-1-2032	1,965,000	2,141,406
				5,075,394
				10,547,346
California: 5.49%
Airport revenue: 0.17%
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2027	2,500,000	2,562,322
GO revenue: 0.66%
San Francisco Unified School District Series F&C	4.00	6-15-2031	4,995,000	4,999,003
State of California	5.00	10-1-2026	5,000,000	5,065,391
				10,064,394
Health revenue: 0.70%
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series A	3.85	11-15-2027	1,800,000	1,800,514
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2028	200,000	208,473
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2029	200,000	211,148
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2031	500,000	539,464
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2031	1,415,000	1,416,387
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2026	570,000	570,000
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2027	845,000	863,683
Palomar Health Obligated Group	5.00	11-1-2028	5,000,000	5,008,450
				10,618,119
Miscellaneous revenue: 0.29%
California Municipal Finance Authority Palomar Health Obligated Group COP144A	5.00	11-1-2027	3,000,000	2,979,330
Lassen Municipal Utility District COP	4.00	5-1-2026	435,000	435,268
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Lassen Municipal Utility District COP	4.00%	5-1-2027	$450,000	$453,316
Lassen Municipal Utility District COP	4.00	5-1-2028	470,000	476,023
				4,343,937
Transportation revenue: 0.66%
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	2.72	4-1-2056	10,000,000	9,934,372
Utilities revenue: 3.01%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	5,000,000	5,243,575
California Community Choice Financing Authority Series Bøø	5.00	1-1-2055	7,000,000	7,147,026
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	7,000,000	6,986,517
California Community Choice Financing Authority Series C	5.00	10-1-2028	475,000	488,327
California Community Choice Financing Authority Series C	5.00	10-1-2029	675,000	699,009
California Community Choice Financing Authority Series C	5.00	10-1-2030	1,500,000	1,561,799
California Community Choice Financing Authority Series D	5.00	2-1-2031	7,000,000	7,415,861
Long Beach Bond Finance Authority Series B (U.S. SOFR 3 Month+1.43%)±	4.05	11-15-2026	2,000,000	2,006,543
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	8,710,000	9,079,492
Tender Option Bond Trust Receipts/Certificates Series XL0727 (Morgan Stanley Bank LIQ)144Aø	2.67	4-1-2056	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series XM1346 (Morgan Stanley Bank LIQ)144Aø	2.40	4-1-2056	3,000,000	3,000,000
				45,628,149
				83,151,293
Colorado: 0.97%
GO revenue: 0.31%
Grand River Hospital District (AG Insured)	5.25	12-1-2030	1,000,000	1,048,262
Grand River Hospital District (AG Insured)	5.25	12-1-2031	1,380,000	1,444,165
Grand River Hospital District (AG Insured)	5.25	12-1-2032	820,000	856,231
Grand River Hospital District (AG Insured)	5.25	12-1-2033	1,290,000	1,343,580
				4,692,238
Health revenue: 0.06%
Colorado Health Facilities Authority AdventHealth Obligated Group Series Bøø	5.00	11-15-2049	900,000	912,834
Miscellaneous revenue: 0.39%
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2026	4,050,000	4,055,859
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2030	675,000	726,198
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2031	1,000,000	1,083,759
				5,865,816
See accompanying notes to portfolio of investments
4 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.06%
Regional Transportation District Denver Transit Partners LLC Series A	4.00%	7-15-2033	$500,000	$506,906
Thornton Development Authority East 144th Avenue & I-25 Urban Renewal Area	5.00	12-1-2030	375,000	403,276
				910,182
Transportation revenue: 0.12%
E-470 Public Highway Authority Series A	5.00	9-1-2026	1,750,000	1,768,183
Water & sewer revenue: 0.03%
Central Weld County Water District (AG Insured)	5.00	12-1-2027	500,000	518,608
				14,667,861
Connecticut: 0.79%
Education revenue: 0.37%
Connecticut State HEFA Yale University Series B-2øø	3.20	7-1-2037	5,000,000	5,007,246
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	585,000	591,501
				5,598,747
GO revenue: 0.05%
Town of Hamden Series A (BAM Insured)	5.00	8-1-2026	710,000	715,153
Health revenue: 0.06%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2026	375,000	376,565
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2027	250,000	255,587
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2028	300,000	311,356
				943,508
Tax revenue: 0.31%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2026	1,200,000	1,202,522
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2027	3,400,000	3,492,264
				4,694,786
				11,952,194
District of Columbia: 0.95%
Airport revenue: 0.62%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2026	1,180,000	1,193,604
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2027	1,000,000	1,031,264
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2028	1,000,000	1,049,187
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00%	10-1-2031	$1,000,000	$1,008,873
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,045,000	5,087,751
				9,370,679
GO revenue: 0.33%
District of Columbia Series Cø	2.60	6-1-2051	5,000,000	5,000,000
				14,370,679
Florida: 3.48%
Education revenue: 0.17%
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2026	1,000,000	1,007,700
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2026	750,000	755,148
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2026	250,000	250,599
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2027	255,000	255,792
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2028	270,000	271,009
				2,540,248
Health revenue: 1.11%
City of South Miami Health Facilities Authority, Inc. Baptist Health South Florida Obligated Group Series Bøø	5.00	8-15-2065	4,000,000	4,305,769
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series Bøø	5.00	8-1-2056	2,500,000	2,698,340
Halifax Hospital Medical Center Obligated Group	5.00	6-1-2029	1,360,000	1,363,890
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	777,977
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	2,500,000	2,509,628
Palm Beach County Health Facilities Authority ACTS Retirement-Life Communities, Inc. Obligated Group	5.00	11-15-2032	4,500,000	4,541,766
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2026	185,000	184,931
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2027	215,000	214,759
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2028	200,000	199,497
				16,796,557
Housing revenue: 0.70%
Florida Housing Finance Corp. Residences at Marina Village LLC Series Søø	2.85	10-1-2043	4,000,000	3,981,573
Lee County HFA Horizons Owner LLCøø	2.65	12-1-2047	1,500,000	1,470,125
Lee County HFA MHP Lee I LLCøø	3.50	12-1-2042	2,850,000	2,863,196
Polk County HFA Cypress Oaks Preservation Ltd.øø	3.15	12-1-2028	2,250,000	2,253,566
				10,568,460
See accompanying notes to portfolio of investments
6 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.02%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.25%	5-1-2028	$350,000	$353,337
Resource recovery revenue: 0.37%
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue Series B AMT	5.00	10-1-2027	250,000	257,184
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue Series B AMT	5.00	10-1-2028	250,000	261,442
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue Series B AMT	5.00	10-1-2029	250,000	265,096
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue Series B AMT	5.00	10-1-2030	300,000	321,403
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue Series B AMT	5.00	10-1-2031	300,000	321,957
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue Series B AMT	5.00	10-1-2032	400,000	426,331
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	1,250,000	1,255,800
Miami-Dade County IDA Waste Management, Inc. Series B AMTøø	4.00	11-1-2048	2,500,000	2,501,682
				5,610,895
Tax revenue: 0.40%
Leon County School District	4.00	9-1-2026	6,000,000	6,005,899
Transportation revenue: 0.45%
City of Miami Parking System Revenue (BAM Insured)	5.00	10-1-2029	1,945,000	2,067,752
County of Osceola Series A-1	5.00	10-1-2026	735,000	740,543
Miami-Dade County Expressway Authority Series A	5.00	7-1-2028	4,000,000	4,006,631
				6,814,926
Utilities revenue: 0.06%
Orlando Utilities Commission Series Bøø	1.25	10-1-2046	1,000,000	932,750
Water & sewer revenue: 0.20%
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2027	680,000	699,844
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2028	1,360,000	1,423,914
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	400,000	404,472
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	206,372
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	263,539
				2,998,141
				52,621,213
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 4.33%
Health revenue: 0.09%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.42%	4-1-2047	$390,000	$390,000
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series B	5.00	4-1-2026	1,000,000	1,000,000
				1,390,000
Utilities revenue: 4.24%
Bartow County Development Authority Georgia Power Co.øø	3.95	12-1-2032	3,000,000	3,050,968
Development Authority of Burke County Georgia Power Co. Series 2øø	3.30	12-1-2049	2,500,000	2,514,550
Development Authority of Burke County Georgia Power Co. Series 4thøø	3.80	10-1-2032	8,500,000	8,508,720
Development Authority of Monroe County Georgia Power Co.øø	2.80	12-1-2041	4,000,000	3,931,260
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	2,500,000	2,479,290
Main Street Energy, Inc. Energy project Series D	5.00	12-1-2031	2,200,000	2,317,769
Main Street Natural Gas, Inc. Series A	4.00	12-1-2027	4,000,000	4,025,495
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,345,000	3,371,745
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	1,000,000	1,011,648
Main Street Natural Gas, Inc. Series A	5.00	6-1-2028	1,500,000	1,543,114
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2052	8,000,000	8,346,840
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,145,615
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,000,000	2,134,807
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	11,000,000	10,976,390
Main Street Natural Gas, Inc. Series E	5.00	12-1-2028	2,225,000	2,303,373
Main Street Natural Gas, Inc. Series E	5.00	12-1-2029	2,750,000	2,871,891
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	1-1-2027	165,000	168,114
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2027	300,000	309,351
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	1-1-2028	200,000	208,634
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2028	300,000	314,814
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2029	600,000	640,997
				64,175,385
				65,565,385
Guam: 0.67%
Airport revenue: 0.03%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	480,000	493,603
Miscellaneous revenue: 0.28%
Territory of Guam Series F	5.00	1-1-2028	500,000	514,917
See accompanying notes to portfolio of investments
8 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Territory of Guam Series F	5.00%	1-1-2029	$1,000,000	$1,045,028
Territory of Guam Series G	5.00	1-1-2029	2,500,000	2,610,401
				4,170,346
Utilities revenue: 0.26%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,292,730
Guam Power Authority Series A	5.00	10-1-2030	600,000	635,742
				3,928,472
Water & sewer revenue: 0.10%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2027	450,000	460,593
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2028	1,000,000	1,040,203
				1,500,796
				10,093,217
Hawaii: 1.55%
GO revenue: 0.33%
State of Hawaii Series FB	4.00	4-1-2029	5,000,000	5,005,995
Housing revenue: 0.60%
City & County of Honolulu Komohale Maunakea Venture LP (Department of Housing and Urban Development Insured)øø	5.00	6-1-2027	4,500,000	4,516,262
City & County of Honolulu Komohale West Loch Venture LPøø	5.00	5-1-2029	4,500,000	4,662,577
				9,178,839
Miscellaneous revenue: 0.42%
State of Hawaii Airports System Revenue AMT COP	5.25	8-1-2026	6,350,000	6,363,819
Utilities revenue: 0.20%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,996,133
				23,544,786
Illinois: 8.67%
Airport revenue: 0.90%
Chicago Midway International Airport Series A AMT	5.00	1-1-2030	3,755,000	3,988,766
Chicago Midway International Airport Series A AMT	5.00	1-1-2031	4,000,000	4,277,666
Chicago Midway International Airport Series B	5.00	1-1-2029	175,000	185,320
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2029	315,000	333,061
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	4,500,000	4,843,056
				13,627,869
Education revenue: 0.38%
Illinois Finance Authority Benedictine University	5.00	10-1-2027	630,000	626,049
Illinois Finance Authority DePaul University Series A	5.00	10-1-2028	2,585,000	2,610,046
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2026	825,000	825,000
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2027	780,000	787,678
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 9

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Southern Illinois University Series A (BAM Insured)	5.00%	4-1-2027	$400,000	$407,413
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2028	500,000	518,104
				5,774,290
GO revenue: 4.81%
Boone McHenry & DeKalb Counties Community Unit School District 100 Series B	4.00	1-1-2028	2,100,000	2,142,809
Chicago Board of Education Series A	5.00	12-1-2031	1,710,000	1,730,334
Chicago Board of Education Series A (NPFGC Insured)	5.50	12-1-2026	790,000	798,000
Chicago Board of Education Series B	5.00	12-1-2032	1,000,000	1,015,040
Chicago Board of Education Series C	5.25	12-1-2030	860,000	896,199
Chicago Board of Education Series C	5.25	12-1-2031	1,220,000	1,276,469
Chicago Park District Series B	5.00	1-1-2029	1,500,000	1,584,923
City of Chicago Series A	5.00	1-1-2027	6,380,000	6,441,843
City of Chicago Series A	5.00	1-1-2028	3,000,000	3,063,295
City of Chicago Series A	5.00	1-1-2029	340,000	350,247
City of Chicago Series B	4.00	1-1-2030	6,316,000	6,288,299
City of Chicago Series B	5.00	1-1-2031	4,000,000	4,156,452
City of Chicago Series B	5.00	1-1-2032	1,500,000	1,564,049
City of Chicago Series B	5.00	1-1-2033	1,110,000	1,156,551
City of Geneva	4.00	2-1-2027	450,000	454,357
City of Geneva	4.00	2-1-2028	280,000	285,778
Cook County Township High School District No. 201 J Sterling Morton (AG Insured)	5.00	6-1-2029	225,000	239,540
Cook County Township High School District No. 201 J Sterling Morton (AG Insured)	5.00	6-1-2030	250,000	269,806
Cook County Township High School District No. 227 Rich Township Series B (BAM Insured)	4.00	12-1-2031	2,000,000	2,056,944
County of Cook Series A	5.00	11-15-2026	1,950,000	1,977,586
Decatur Park District Series A	5.00	12-15-2026	2,000,000	2,026,232
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2026	635,000	635,649
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2027	500,000	506,100
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2026	960,000	969,646
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2027	795,000	813,264
Kankakee County Community High School District No. 307 Bradley- Bourbonnais (AG Insured)	5.00	12-1-2031	225,000	248,198
Kankakee County Community High School District No. 307 Bradley- Bourbonnais (AG Insured)	5.00	12-1-2032	275,000	306,372
Macon County School District No. 61 Decatur Series C (AG Insured)	4.00	1-1-2027	600,000	605,014
State of Illinois Series A	5.00	5-1-2032	2,000,000	2,065,965
State of Illinois Series B	5.00	5-1-2030	13,500,000	14,489,821
State of Illinois Series D	5.00	11-1-2027	9,975,000	10,305,478
Village of Bolingbrook Series A (AG Insured)	5.00	1-1-2030	1,000,000	1,034,378
Village of Matteson Series A (BAM Insured)	4.00	12-1-2027	575,000	584,157
See accompanying notes to portfolio of investments
10 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Village of Matteson Series C (BAM Insured)	4.00%	12-1-2026	$200,000	$201,309
Village of Matteson Series C (BAM Insured)	4.00	12-1-2027	300,000	304,631
				72,844,735
Health revenue: 0.78%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	1,775,000	1,804,037
Illinois Finance Authority Moorings of Arlington Heights LLC Obligated Group Series B	3.65	5-1-2031	1,230,000	1,226,651
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2027	800,000	801,099
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	4,175,000	4,183,669
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	3.12	5-1-2042	2,250,000	2,248,596
Illinois Finance Authority University of Illinois	5.00	10-1-2026	600,000	604,980
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2026	465,000	465,083
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2027	480,000	479,971
				11,814,086
Housing revenue: 0.31%
Illinois Housing Development Authority Island Terrace 4% Preservation Associates LPøø	2.80	8-1-2028	3,100,000	3,086,950
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	12-15-2030	1,535,000	1,647,841
				4,734,791
Industrial development revenue: 0.29%
County of Peoria Caterpillar, Inc.ø	2.84	2-1-2030	4,300,000	4,300,000
Miscellaneous revenue: 0.13%
City of Chicago Lakeshore East Special Assessment Area144A	3.04	12-1-2028	241,000	235,348
Northern Illinois University COP (BAM Insured)	5.00	4-1-2030	760,000	805,479
Northern Illinois University COP (BAM Insured)	5.00	4-1-2031	860,000	919,450
				1,960,277
Tax revenue: 0.51%
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,195,758
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2027	370,000	370,768
State of Illinois Sales Tax Revenue Series C (BAM Insured)	4.00	6-15-2030	890,000	891,657
State of Illinois Sales Tax Revenue Series D	5.00	6-15-2027	1,275,000	1,280,495
				7,738,678
Transportation revenue: 0.14%
Illinois State Toll Highway Authority Series C	5.00	1-1-2027	2,050,000	2,088,550
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 11

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.42%
City of Chicago Waterworks Revenue	5.00%	11-1-2028	$2,500,000	$2,531,987
City of Chicago Waterworks Revenue (BAM Insured)	5.00	11-1-2030	3,500,000	3,542,558
City of Waukegan Water & Sewer System Revenue (AG Insured)	5.00	12-30-2027	280,000	290,211
				6,364,756
				131,248,032
Indiana: 1.95%
Housing revenue: 0.95%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.00	2-1-2030	8,080,000	8,667,781
Indiana Housing & CDA Vita Lifestyle - Lafayette LLCøø	2.74	10-1-2045	3,500,000	3,462,967
Mishawaka RDA Consolidated Allocation Area (BAM Insured)	5.00	2-15-2027	1,025,000	1,045,307
Tippecanoe County School Building Corp. Series B	5.00	1-15-2028	175,000	181,745
Tippecanoe County School Building Corp. Series B	5.00	7-15-2028	225,000	235,929
Tippecanoe County School Building Corp. Series B	5.00	1-15-2029	275,000	290,831
Tippecanoe County School Building Corp. Series B	5.00	1-15-2030	500,000	536,772
				14,421,332
Industrial development revenue: 0.10%
City of Whiting BP Products North America, Inc. Series A AMTøø	4.40	3-1-2046	1,500,000	1,561,256
Miscellaneous revenue: 0.61%
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2026	3,000,000	3,011,801
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2027	6,000,000	6,163,611
				9,175,412
Utilities revenue: 0.29%
City of Rockport Indiana Michigan Power Co. Series Aøø	3.70	6-1-2047	4,250,000	4,318,656
				29,476,656
Iowa: 0.46%
GO revenue: 0.12%
City of Indianola	3.00	6-1-2027	855,000	855,967
City of Indianola	4.00	6-1-2028	880,000	903,469
				1,759,436
Health revenue: 0.34%
Crawford County Memorial Hospital, Inc. BAN	5.00	6-15-2027	1,200,000	1,206,550
Guthrie County Hospital Series A BAN	4.50	2-1-2029	4,000,000	3,998,940
				5,205,490
				6,964,926
Kansas: 1.37%
GO revenue: 1.04%
City of Andover Series A	3.50	10-1-2028	14,000,000	14,035,018
City of Topeka Series A	3.00	10-1-2026	1,000,000	1,001,293
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2029	185,000	196,753
See accompanying notes to portfolio of investments
12 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00%	9-1-2030	$125,000	$134,704
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2031	300,000	326,955
				15,694,723
Housing revenue: 0.33%
County of Shawnee Union at Tower District LP Series Aøø	3.75	5-1-2059	5,000,000	5,033,807
				20,728,530
Kentucky: 1.76%
Education revenue: 0.10%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2027	525,000	522,142
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2028	545,000	538,334
Kentucky Bond Development Corp. Centre College	4.00	6-1-2026	210,000	210,361
Kentucky Bond Development Corp. Centre College	4.00	6-1-2028	250,000	254,584
				1,525,421
Industrial development revenue: 0.18%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,750,000	2,764,854
Miscellaneous revenue: 0.10%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2027	1,075,000	1,086,658
Kentucky State University COP (BAM Insured)	5.00	11-1-2027	160,000	165,368
Kentucky State University COP (BAM Insured)	5.00	11-1-2028	200,000	210,591
				1,462,617
Utilities revenue: 1.38%
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,000,000	5,816,408
Kentucky Public Energy Authority Series A-1	5.00	7-1-2029	1,400,000	1,456,697
Kentucky Public Energy Authority Series A-1øø	5.25	4-1-2054	6,000,000	6,424,592
Louisville/Jefferson County Metropolitan Government Gas & Electric Co. Series B AMT	1.35	11-1-2027	7,500,000	7,222,689
				20,920,386
				26,673,278
Louisiana: 1.73%
Health revenue: 0.28%
Louisiana PFA Children’s Medical Center Obligated Group Series A3øø	5.00	6-1-2045	3,250,000	3,369,470
Terrebonne Parish Hospital Service District No. 1	5.00	4-1-2031	800,000	860,968
				4,230,438
Housing revenue: 0.73%
Louisiana Housing Corp. King Oaks V LPøø	2.70	10-1-2045	2,000,000	1,977,411
Louisiana Housing Corp. NSAEB 603 LLC (FHA Insured)øø	3.15	4-1-2030	9,000,000	9,017,803
				10,995,214
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 13

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.66%
Louisiana PFA Waste Pro USA, Inc. AMT144Aøø	4.38%	5-1-2053	$10,000,000	$10,067,883
Water & sewer revenue: 0.06%
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	1,000,000	948,593
				26,242,128
Maine: 0.03%
Health revenue: 0.03%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2026	500,000	502,717
Maryland: 1.25%
Health revenue: 0.67%
Maryland Health & Higher Educational Facilities Authority Johns Hopkins Health System Corp. Series A	5.00	5-15-2032	4,500,000	5,007,097
Maryland Health & Higher Educational Facilities Authority Luminis Health Obligated Group Series A	5.00	7-1-2031	3,500,000	3,557,552
Maryland Health & Higher Educational Facilities Authority MedStar Health Obligated Group Series C	5.00	8-15-2030	1,500,000	1,625,215
				10,189,864
Housing revenue: 0.06%
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2029	935,000	977,249
Transportation revenue: 0.40%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	6,000,000	6,023,528
Water & sewer revenue: 0.12%
Washington Suburban Sanitary Commission Series B BAN (TD Bank N.A. SPA)ø	2.85	6-1-2027	1,735,000	1,735,000
				18,925,641
Massachusetts: 0.17%
Education revenue: 0.06%
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2026	420,000	420,886
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2027	440,000	443,163
				864,049
Health revenue: 0.11%
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2026	300,000	303,130
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2027	410,000	424,041
See accompanying notes to portfolio of investments
14 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series F	5.50%	10-1-2031	$400,000	$432,765
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series F	5.50	10-1-2032	450,000	490,599
				1,650,535
				2,514,584
Michigan: 3.08%
Airport revenue: 0.09%
Gerald R Ford International Airport Authority AMT	5.00	1-1-2029	150,000	158,315
Gerald R Ford International Airport Authority AMT	5.00	1-1-2031	1,110,000	1,205,824
				1,364,139
Education revenue: 0.08%
Lake Superior State University (AG Insured)	4.00	11-15-2026	390,000	393,614
Lake Superior State University (AG Insured)	4.00	11-15-2027	405,000	412,910
Lake Superior State University (AG Insured)	4.00	11-15-2028	405,000	413,907
				1,220,431
GO revenue: 0.04%
Clawson Public Schools (QSBLF Insured)	4.00	5-1-2026	285,000	285,332
Clawson Public Schools (QSBLF Insured)	4.00	5-1-2028	300,000	307,761
				593,093
Health revenue: 1.44%
Michigan Finance Authority Bronson Health Care Group Obligated Group Series Cøø	3.75	11-15-2049	7,600,000	7,610,726
Michigan State Hospital Finance Authority Bronson Health Care Group Obligated Group Series C	5.00	11-15-2029	10,000,000	10,653,735
Tender Option Bond Trust Receipts/Certificates Series XG0634 (Bank of America N.A. LIQ)144Aø	2.47	3-1-2051	3,500,000	3,500,000
				21,764,461
Housing revenue: 0.28%
Michigan State Building Authority Series Iø	2.52	4-15-2059	1,990,000	1,990,000
Michigan State Housing Development Authority Flats Phase I Ltd. Dividend Housing Association LLCøø	3.80	7-1-2041	2,250,000	2,254,345
				4,244,345
Industrial development revenue: 0.33%
Michigan Strategic Fund Consumers Energy Co. AMTøø	3.35	10-1-2049	3,000,000	2,994,568
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	2,000,054
				4,994,622
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 15

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.82%
Lansing Board of Water & Light Series Aøø	5.00%	7-1-2051	$2,250,000	$2,458,177
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMTøø	3.88	6-1-2053	10,000,000	9,942,077
				12,400,254
				46,581,345
Minnesota: 1.72%
Health revenue: 1.45%
City of Maple Grove Hospital Corp.	5.00	5-1-2031	1,000,000	1,009,121
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	15,935,000	17,148,646
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2030	1,000,000	1,000,681
City of Rochester Mayo Clinic Series Bøø	5.00	11-15-2055	2,500,000	2,741,364
				21,899,812
Housing revenue: 0.21%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	2.47	8-15-2038	1,170,000	1,170,000
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2027	330,000	337,792
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2028	345,000	362,832
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2029	370,000	398,760
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2030	390,000	429,422
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2031	415,000	465,373
				3,164,179
Utilities revenue: 0.06%
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2027	400,000	406,915
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2028	500,000	519,480
				926,395
				25,990,386
Mississippi: 0.01%
Industrial development revenue: 0.01%
Mississippi Business Finance Corp. Power Co. AMTø	2.85	5-1-2028	120,000	120,000
Missouri: 1.06%
Education revenue: 0.17%
HEFA of the State of Missouri Webster University	5.00	4-1-2026	2,630,000	2,630,000
Health revenue: 0.39%
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series 2025A	5.00	2-1-2028	1,865,000	1,911,998
See accompanying notes to portfolio of investments
16 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
HEFA of the State of Missouri SSM Health Care Obligated Group Series Aøø	5.00%	6-1-2039	$3,000,000	$3,116,665
Joplin IDA Freeman Health System Obligated Group	5.00	2-15-2031	850,000	917,992
				5,946,655
Housing revenue: 0.35%
County of Jackson Series A	5.00	12-1-2026	2,985,000	3,032,177
County of Jackson Series A	5.00	12-1-2030	2,040,000	2,217,684
				5,249,861
Industrial development revenue: 0.11%
Missouri State Environmental Improvement & Energy Resources Authority Evergy Metro, Inc. AMTøø	4.05	5-1-2038	1,625,000	1,643,850
Miscellaneous revenue: 0.04%
County of Barry COP	5.00	10-1-2028	610,000	632,554
				16,102,920
Montana: 0.19%
Health revenue: 0.17%
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2027	500,000	513,377
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2028	2,015,000	2,114,639
				2,628,016
Tax revenue: 0.02%
Big Sky Resort Area District Cold Smoke Project (AG Insured)	5.00	7-1-2032	250,000	277,367
				2,905,383
Nebraska: 0.87%
Airport revenue: 0.07%
Lincoln Airport Authority AMT	5.00	7-1-2028	1,000,000	1,036,488
GO revenue: 0.11%
Sarpy County School District No. 1	2.75	9-1-2027	1,700,000	1,691,489
Housing revenue: 0.33%
City of Lincoln Central at South Haymarket LPøø	3.37	1-10-2048	5,000,000	5,031,287
Utilities revenue: 0.36%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2031	1,685,000	1,773,016
Central Plains Energy Project No. 4 Series Aøø	5.00	5-1-2054	3,500,000	3,701,853
				5,474,869
				13,234,133
Nevada: 0.34%
GO revenue: 0.34%
Clark County School District Series B (AG Insured)	5.00	6-15-2027	5,000,000	5,147,495
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 17

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 1.17%
Education revenue: 0.18%
New Jersey Higher Education Student Assistance Authority Series 1-A AMT	5.00%	12-1-2030	$2,500,000	$2,677,319
GO revenue: 0.31%
City of Newark BAN	4.00	12-11-2026	4,000,000	4,031,854
Newark Board of Education (BAM Insured)	5.00	7-15-2027	350,000	361,014
Newark Board of Education (BAM Insured)	5.00	7-15-2028	350,000	367,072
				4,759,940
Health revenue: 0.13%
New Jersey Health Care Facilities Financing Authority	5.00	9-15-2026	2,000,000	2,022,184
Transportation revenue: 0.22%
New Jersey TTFA Series A-1	5.00	6-15-2030	3,265,000	3,278,664
Water & sewer revenue: 0.33%
New Jersey EDA American Water Co., Inc. Series B AMTøø	3.75	11-1-2034	5,000,000	5,017,794
				17,755,901
New Mexico: 1.35%
Housing revenue: 0.27%
County of Santa Fe Cresta Ranch Apartments LLPøø	3.29	12-10-2049	4,000,000	4,010,861
Industrial development revenue: 0.67%
City of Farmington Public Service Co. of New Mexico Series Døø	3.90	6-1-2040	10,000,000	10,162,157
Utilities revenue: 0.41%
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2026	950,000	951,519
New Mexico Municipal Energy Acquisition Authorityøø	5.00	6-1-2054	5,000,000	5,271,163
				6,222,682
				20,395,700
New York: 8.44%
Airport revenue: 0.71%
Albany County Airport Authority Series B AMT	5.00	12-15-2026	1,070,000	1,085,320
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2027	5,000,000	5,140,530
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2026	490,000	495,659
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2027	500,000	514,053
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2028	500,000	521,612
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2029	500,000	528,118
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	4.00	7-1-2031	2,525,000	2,514,255
				10,799,547
See accompanying notes to portfolio of investments
18 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.27%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05%	2-1-2031	$815,000	$790,481
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	360,000	360,442
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	855,866
New York State Dormitory Authority Pace University Series A	5.25	5-1-2028	250,000	260,491
New York State Dormitory Authority Pace University Series A	5.25	5-1-2030	500,000	537,448
New York State Dormitory Authority Pace University Series A	5.25	5-1-2031	375,000	408,093
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2026	400,000	402,123
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2027	510,000	523,034
				4,137,978
GO revenue: 1.10%
City of Cortland BAN	4.50	5-15-2026	6,000,000	6,003,760
City of Ithaca Series A BAN	4.25	2-12-2027	2,600,000	2,617,656
City of Mount Vernon BAN144A	5.00	5-29-2026	7,533,000	7,546,882
City of Poughkeepsie	4.00	4-15-2027	480,000	480,203
				16,648,501
Health revenue: 0.24%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AG Insured)	5.00	4-1-2026	500,000	500,000
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AG Insured)	5.00	4-1-2027	950,000	969,303
Monroe County Industrial Development Corp. Rochester Regional Health Obligated Group	5.00	12-1-2031	1,150,000	1,155,809
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2026	1,000,000	1,006,021
				3,631,133
Housing revenue: 1.30%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	5,500,000	5,501,808
New York City Housing Development Corp. Series G-2 AMT	2.00	5-1-2026	535,000	534,322
New York Liberty Development Corp. Series A	1.20	11-15-2028	2,500,000	2,308,678
New York State Housing Finance Agency Series B-2øø	3.00	11-1-2055	10,000,000	9,980,773
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	1,310,000	1,274,477
				19,600,058
Industrial development revenue: 0.64%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	2,500,000	2,539,509
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 19

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00%	1-1-2027	$2,000,000	$2,027,668
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2028	5,000,000	5,148,393
				9,715,570
Miscellaneous revenue: 0.07%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2030	1,000,000	1,073,301
Resource recovery revenue: 0.17%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMT144Aøø	4.25	9-1-2050	1,250,000	1,267,474
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-2 AMT144Aøø	5.13	9-1-2050	1,200,000	1,256,851
				2,524,325
Tax revenue: 0.04%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A4 (Bank of America N.A. SPA)ø	2.90	8-1-2041	600,000	600,000
Transportation revenue: 3.38%
Metropolitan Transportation Authority Series A	5.00	11-15-2031	4,000,000	4,442,827
Metropolitan Transportation Authority Series A2	5.00	11-15-2028	3,500,000	3,543,368
Metropolitan Transportation Authority Series A-2øø	5.00	11-15-2045	8,310,000	8,862,855
Metropolitan Transportation Authority Series B	5.00	11-15-2028	365,000	387,248
Metropolitan Transportation Authority Series B	5.00	11-15-2031	8,000,000	8,885,655
Metropolitan Transportation Authority Series D	5.00	11-15-2026	4,475,000	4,542,764
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	6,000,000	5,793,958
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2026	10,000,000	10,031,089
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	11-15-2031	3,500,000	3,907,123
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Series A	5.00	12-1-2029	750,000	814,049
				51,210,936
Utilities revenue: 0.37%
Long Island Power Authority Series Bøø	1.50	9-1-2051	5,590,000	5,551,511
Water & sewer revenue: 0.15%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,236,695
				127,729,555
See accompanying notes to portfolio of investments
20 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.12%
Health revenue: 0.04%
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00%	3-1-2027	$295,000	$299,210
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2028	305,000	313,851
				613,061
Housing revenue: 0.08%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2028	1,155,000	1,164,338
				1,777,399
North Dakota: 0.63%
GO revenue: 0.03%
City of Horace Series A (BAM Insured)	5.00	5-1-2031	200,000	214,820
City of Horace Series A (BAM Insured)	5.00	5-1-2032	235,000	253,806
				468,626
Health revenue: 0.60%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2026	435,000	439,282
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2027	1,125,000	1,150,402
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2028	1,525,000	1,576,400
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,750,000	1,822,749
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	3,410,000	3,573,836
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2030	200,000	214,463
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2031	325,000	351,848
				9,128,980
				9,597,606
Ohio: 4.74%
Airport revenue: 0.21%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,190,038
GO revenue: 0.83%
Akron-Summit County Public Library BAN	5.00	9-17-2026	3,100,000	3,114,398
City of Cleveland Series A	5.00	12-1-2026	3,610,000	3,617,082
City of Rocky River BAN144A	4.00	2-11-2027	4,000,000	4,040,490
City of Springboro BAN144A	4.00	2-23-2027	1,750,000	1,770,611
				12,542,581
Health revenue: 1.81%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	10,000,000	10,253,525
County of Hamilton UC Health Obligated Group	5.00	9-15-2026	655,000	658,284
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 21

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A	5.00%	1-15-2028	$4,000,000	$4,137,217
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	2.65	1-15-2049	12,400,000	12,400,000
				27,449,026
Housing revenue: 0.97%
Columbus-Franklin County Finance Authority South High Street Apartments LPøø	3.19	6-1-2044	3,000,000	3,009,499
Ohio Housing Finance Agency at Main LLCøø	3.70	11-1-2047	1,800,000	1,814,092
State of Ohio Series Cø	2.40	10-1-2036	5,630,000	5,630,000
Summit County Development Finance Authority RC Heights LLCøø	2.80	10-1-2044	4,300,000	4,238,377
				14,691,968
Miscellaneous revenue: 0.04%
Dayton City School District COP	3.00	12-1-2026	180,000	180,011
Dayton City School District COP	3.00	12-1-2027	270,000	269,644
Dayton City School District COP	4.00	12-1-2028	230,000	234,524
				684,179
Tax revenue: 0.38%
City of Akron Income Tax Revenue	4.00	12-1-2027	3,540,000	3,614,980
City of Akron Income Tax Revenue	4.00	12-1-2028	2,000,000	2,066,256
				5,681,236
Utilities revenue: 0.41%
American Municipal Power, Inc. AMP Michigan CAT Peaking Project Series A	5.00	2-15-2031	450,000	488,491
American Municipal Power, Inc. AMP Michigan CAT Peaking Project Series A	5.00	2-15-2032	315,000	344,923
American Municipal Power, Inc. AMP Michigan CAT Peaking Project Series A	5.00	2-15-2033	330,000	363,298
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2027	1,600,000	1,629,903
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2027	400,000	407,476
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2029	350,000	372,062
Ohio Air Quality Development Authority Dayton Power & Light Co. Series A AMTøø	4.25	11-1-2040	2,550,000	2,582,681
				6,188,834
Water & sewer revenue: 0.09%
City of Fairview Park BAN144A	4.00	11-19-2026	1,350,000	1,359,577
				71,787,439
See accompanying notes to portfolio of investments
22 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 2.21%
Health revenue: 0.13%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00%	8-15-2031	$2,000,000	$2,003,492
Housing revenue: 1.97%
Caddo County Educational Facilities Authority Independent School District No. 161 Hinton	4.00	9-1-2030	1,630,000	1,621,823
Cleveland County Educational Facilities Authority Independent School District No. 29 Norman Series A	5.00	6-1-2030	2,540,000	2,736,063
Creek County Educational Facilities Authority Independent School District No. 2 Bristow	5.00	9-1-2031	3,900,000	4,180,178
McIntosh County Educational Facilities Authority Independent School District No. 19 Checotah	2.00	9-1-2027	415,000	403,459
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00	9-1-2030	630,000	660,330
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00	9-1-2031	665,000	699,703
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00	9-1-2032	1,395,000	1,468,500
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2030	2,120,000	2,209,801
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2031	1,250,000	1,303,454
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2026	590,000	592,080
Oklahoma Housing Finance Agency Reserve at Chisholm Creek Apartments LPøø	3.00	10-1-2047	6,000,000	5,991,922
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2030	2,500,000	2,701,871
Tulsa County Industrial Authority Independent School District No. 11 Owasso	5.00	9-1-2028	1,300,000	1,365,115
Tulsa County Industrial Authority Independent School District No. 13 Glenpool	5.00	9-1-2030	460,000	497,885
Tulsa County Industrial Authority Independent School District No. 13 Glenpool	5.00	9-1-2031	500,000	547,268
Tulsa County Industrial Authority Independent School District No. 3 Broken Arrow	5.00	9-1-2031	835,000	906,560
Washington County Educational Facilities Authority Independent School District No. 7 Dewey	5.00	9-1-2031	445,000	469,685
Weatherford Industrial Trust Independent School District No. 26	5.00	3-1-2027	1,475,000	1,500,186
				29,855,883
Tax revenue: 0.11%
Jackson County Facilities Authority Courthouse Project	4.00	10-1-2027	810,000	820,998
Kay County Public Buildings Authority Sales Tax Revenue	2.38	4-1-2026	750,000	750,000
				1,570,998
				33,430,373
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 23

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 1.91%
Airport revenue: 0.79%
Port of Portland Airport Revenue Series 26-C AMT	5.00%	7-1-2026	$1,240,000	$1,246,424
Port of Portland Airport Revenue Series 30-A AMT	5.00	7-1-2030	10,000,000	10,745,822
				11,992,246
GO revenue: 0.79%
Port of Morrow Series A	4.00	6-1-2026	345,000	345,419
Port of Morrow Series A	4.00	6-1-2027	535,000	540,601
State of Oregon Article XI-Q State Projects Series A	5.00	5-1-2028	10,485,000	11,019,894
				11,905,914
Industrial development revenue: 0.33%
Oregon State Business Development Commission Intel Corp. Series 232øø	3.80	12-1-2040	5,000,000	5,060,593
				28,958,753
Pennsylvania: 4.02%
Airport revenue: 0.44%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2027	2,000,000	2,031,744
Allegheny County Airport Authority Series A AMT	5.00	1-1-2028	2,000,000	2,069,265
City of Philadelphia Airport Revenue Series A	5.00	7-1-2026	1,160,000	1,166,977
City of Philadelphia Airport Revenue Series A	5.00	7-1-2027	1,400,000	1,441,537
				6,709,523
Education revenue: 0.89%
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2027	385,000	392,436
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2028	415,000	426,753
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2026	1,005,000	1,005,494
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2028	1,090,000	1,096,578
Northampton County General Purpose Authority Lehigh University Series B (TD Bank N.A. SPA)ø	2.42	11-15-2039	1,000,000	1,000,000
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2026	1,475,000	1,479,357
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	500,000	513,635
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2029	1,115,000	1,181,123
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2030	1,795,000	1,928,762
Pennsylvania Higher Educational Facilities Authority York College Series T4øø	4.50	5-1-2033	2,985,000	2,988,095
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2029	1,395,000	1,403,869
				13,416,102
GO revenue: 0.71%
Allentown City School District (BAM Insured)	5.00	2-1-2027	3,875,000	3,937,141
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2027	200,000	195,249
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2028	220,000	210,828
See accompanying notes to portfolio of investments
24 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Oil City Series A (AG Insured)	4.00%	12-1-2026	$200,000	$201,718
City of Oil City Series A (AG Insured)	4.00	12-1-2027	195,000	198,778
City of Oil City Series A (AG Insured)	4.00	12-1-2028	200,000	205,383
Commonwealth of Pennsylvania Series 1st	5.00	8-1-2032	4,070,000	4,548,513
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	1,325,000	1,336,965
				10,834,575
Health revenue: 0.92%
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2027	1,305,000	1,306,681
Jefferson County Hospital Authority Punxsutawney Area Hospital, Inc.144A	4.50	1-15-2027	7,000,000	7,004,893
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.00	11-1-2030	2,030,000	2,148,256
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2029	190,000	199,122
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2031	210,000	224,055
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2029	440,000	467,284
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2030	515,000	555,677
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	1,935,000	2,006,211
				13,912,179
Housing revenue: 0.14%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	1,835,000	1,840,576
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	35,000	35,000
Pennsylvania Housing Finance Agency Series 137	5.00	4-1-2026	240,000	240,000
				2,115,576
Resource recovery revenue: 0.58%
Pennsylvania EDFA Waste Management, Inc. AMTøø	2.88	6-1-2049	8,750,000	8,745,279
Tax revenue: 0.10%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2026	500,000	500,469
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2027	500,000	509,281
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2028	500,000	517,916
				1,527,666
Transportation revenue: 0.16%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	547,398
Pennsylvania Turnpike Commission (TD Bank N.A. LOC)ø	2.41	12-1-2039	1,500,000	1,500,000
Pennsylvania Turnpike Commission Series B	5.00	12-1-2026	350,000	355,420
				2,402,818
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 25

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.08%
Allegheny County Sanitary Authority Series A	5.00%	6-1-2026	$850,000	$853,360
Allegheny County Sanitary Authority Series A	5.00	6-1-2027	300,000	308,219
				1,161,579
				60,825,297
Rhode Island: 0.11%
Housing revenue: 0.11%
Providence Public Building Authority Capital Improvement Program Projects Series A (AG Insured)	5.00	9-15-2030	1,500,000	1,615,905
South Carolina: 0.64%
GO revenue: 0.24%
County of Colleton General Obligation Capital Project (BAM Insured)	4.00	7-1-2027	3,535,000	3,595,382
Health revenue: 0.02%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2030	250,000	260,763
Housing revenue: 0.26%
South Carolina State Housing Finance & Development Authorityøø	3.25	1-1-2046	4,000,000	3,999,128
Utilities revenue: 0.12%
South Carolina Public Service Authority Series A	5.00	12-1-2031	850,000	941,418
South Carolina Public Service Authority Series C	5.00	12-1-2026	400,000	406,431
South Carolina Public Service Authority Series C	5.00	12-1-2027	420,000	436,532
				1,784,381
				9,639,654
Tennessee: 1.58%
Airport revenue: 0.30%
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2027	675,000	691,916
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2028	1,000,000	1,044,652
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2029	2,675,000	2,836,218
				4,572,786
Health revenue: 0.75%
City of Jackson West Tennessee Healthcare Obligated Group Series A	5.00	4-1-2029	770,000	800,016
Rutherford County Health & Educational Facilities Board Ascension Health Credit Group Series B-1øø	5.00	11-15-2048	3,500,000	3,780,726
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A	5.00	5-1-2028	330,000	335,975
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A	5.00	5-1-2029	2,685,000	2,730,674
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.98	9-1-2036	3,750,000	3,750,000
				11,397,391
See accompanying notes to portfolio of investments
26 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.21%
McMinnville-Warren County Industrial Development Board Beersheba III LP (Department of Housing and Urban Development Insured)øø	2.75%	9-1-2029	$3,250,000	$3,241,723
Utilities revenue: 0.32%
City of Memphis Memphis Light Gas & Water Division Electric System Revenue Series A	5.00	12-1-2026	600,000	609,843
City of Memphis Memphis Light Gas & Water Division Electric System Revenue Series A	5.00	12-1-2027	450,000	468,080
Tennergy Corp. Series A	5.50	12-1-2028	1,000,000	1,042,390
Tennergy Corp. Series Aøø	5.50	10-1-2053	2,500,000	2,657,547
				4,777,860
				23,989,760
Texas: 14.23%
Airport revenue: 1.94%
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,005,332
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2027	1,000,000	1,025,060
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2030	4,250,000	4,549,483
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2028	3,000,000	3,133,958
City of Houston Airport System Revenue Series B	5.00	7-1-2026	1,500,000	1,508,719
Dallas Fort Worth International Airport Series A-2 AMTøø	5.00	11-1-2050	14,000,000	14,770,657
Love Field Airport Modernization Corp. Dallas Airport Revenue AMT	5.00	11-1-2026	3,250,000	3,288,640
				29,281,849
Education revenue: 0.30%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2027	350,000	353,612
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2028	290,000	296,220
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2030	200,000	215,427
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2031	205,000	223,223
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2032	215,000	235,942
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2027	500,000	511,958
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2028	300,000	311,912
Clifton Higher Education Finance Corp. Series Bøø	4.00	2-15-2055	1,000,000	1,034,003
Odessa Junior College District (AG Insured)	4.00	7-1-2028	400,000	409,243
Texas PFA Southern University (BAM Insured)	5.00	5-1-2028	1,000,000	1,001,615
				4,593,155
GO revenue: 2.59%
Alvarado Independent School Districtøø	4.00	2-15-2052	2,500,000	2,569,604
Andrews County Hospital District	5.00	3-15-2027	1,750,000	1,780,348
City of Port Arthur (BAM Insured)	5.00	2-15-2027	310,000	315,877
City of Port Arthur (BAM Insured)	5.00	2-15-2028	365,000	379,438
Dallas Independent School District Series Bøø	5.00	2-15-2056	4,750,000	5,078,313
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 27

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Denton Independent School District Series B2øø	4.00%	8-15-2055	$2,000,000	$2,080,373
El Paso Independent School District Series A%%	5.00	8-15-2027	1,000,000	1,027,775
El Paso Independent School District Series A%%	5.00	8-15-2028	500,000	526,412
El Paso Independent School District Series A%%	5.00	8-15-2030	500,000	540,143
El Paso Independent School District Series A%%	5.00	8-15-2031	500,000	546,961
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,200,000	1,188,214
Katy Independent School District Series Cøø	4.00	8-15-2050	6,000,000	6,027,337
Northside Independent School Districtøø	3.55	6-1-2050	5,000,000	5,062,526
Pasadena Independent School District Series A	4.00	2-15-2032	4,000,000	4,002,230
Round Rock Independent School District Series Aøø	5.00	8-1-2044	5,000,000	5,435,387
Tender Option Bond Trust Receipts/Certificates Series XF3417 (Barclays Bank plc LIQ)144Aø	2.45	2-15-2055	2,665,000	2,665,000
				39,225,938
Health revenue: 2.38%
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series Bøø	5.00	6-1-2050	5,000,000	5,242,083
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	5.00	10-1-2031	5,000,000	5,515,008
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series Bøø	5.00	10-1-2051	8,500,000	9,249,925
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2030	850,000	917,171
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2031	900,000	983,477
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.00	1-1-2032	1,120,000	1,175,476
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Eøø	5.00	11-15-2052	4,000,000	4,010,932
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Føø	5.00	11-15-2055	7,000,000	7,498,838
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2026	1,440,000	1,452,271
				36,045,181
Housing revenue: 1.71%
Alamo Area Housing Finance Corp. Cedar Bluff Apartments LPøø	3.39	7-10-2044	5,250,000	5,293,991
Housing Options, Inc. Culbreath LPøø	3.75	11-1-2045	4,000,000	4,049,737
Houston Housing Finance Corp. Cordova Apartments LPøø	3.65	2-1-2048	3,700,000	3,726,698
Las Varas Public Facility Corp. Central at Commerce LP Series Aøø	3.35	11-1-2044	2,000,000	1,968,717
Legacy Denton Public Facility Corp. Roselawn Village Ltd.øø	3.15	11-1-2043	3,000,000	3,006,016
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	2.65	3-1-2038	1,850,000	1,850,000
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,004,197
Victory Street Public Facility Corp. Independence Heights Apartments II LPøø	3.15	1-1-2047	4,000,000	4,007,417
				25,906,773
Industrial development revenue: 1.41%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.00	7-15-2028	4,500,000	4,614,368
See accompanying notes to portfolio of investments
28 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25%	7-15-2026	$4,000,000	$4,020,568
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	11,000,000	11,180,575
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.00	1-1-2027	1,075,000	1,041,530
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.13	1-1-2028	575,000	535,422
				21,392,463
Miscellaneous revenue: 0.22%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00	10-1-2029	420,000	449,769
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00	10-1-2030	1,520,000	1,648,690
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2029	400,000	428,352
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2030	750,000	813,499
				3,340,310
Resource recovery revenue: 0.71%
Matagorda County Navigation District No. 1 AEP Texas, Inc. Series A (Ambac Insured)	4.40	5-1-2030	4,130,000	4,289,585
Mission Economic Development Corp. Waste Management, Inc. AMTøø	4.00	11-1-2048	3,000,000	3,001,385
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Cø	2.80	4-1-2040	3,400,000	3,400,000
				10,690,970
Tax revenue: 0.40%
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2026	510,000	513,475
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2027	845,000	861,073
City of Dallas Hotel Occupancy Tax Revenue	4.00	8-15-2028	1,290,000	1,293,676
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	3,415,000	3,418,937
				6,087,161
Transportation revenue: 1.04%
Central Texas Turnpike System Series Bøø	5.00	8-15-2042	10,000,000	10,692,167
Central Texas Turnpike System Series C	5.00	8-15-2031	3,500,000	3,834,520
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2030	450,000	484,958
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2031	600,000	655,333
				15,666,978
Utilities revenue: 1.53%
City of San Antonio Electric & Gas Systems Revenue Series Aøø	3.00	2-1-2055	7,000,000	6,938,148
Lower Colorado River Authority	5.00	5-15-2027	2,000,000	2,052,792
Lower Colorado River Authority (AG Insured)	5.00	5-15-2027	1,385,000	1,422,024
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 29

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Lower Colorado River Authority (AG Insured)	5.00%	5-15-2028	$2,285,000	$2,391,578
Texas Municipal Gas Acquisition & Supply Corp. II (SIFMA Municipal Swap+0.55%)±	2.97	9-15-2027	3,645,000	3,638,945
Texas Municipal Gas Acquisition & Supply Corp. IV Series Aøø	5.50	1-1-2054	4,000,000	4,222,444
Texas Municipal Power Agency (AG Insured)	3.00	9-1-2026	950,000	950,636
Texas Municipal Power Agency (AG Insured)	3.00	9-1-2027	1,600,000	1,600,658
				23,217,225
				215,448,003
Utah: 0.07%
Telecom revenue: 0.02%
Utah Infrastructure Agency	3.00	10-15-2026	310,000	309,203
Utilities revenue: 0.05%
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2030	385,000	417,157
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2031	300,000	329,261
				746,418
				1,055,621
Vermont: 0.15%
Housing revenue: 0.15%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	2,312,000	2,313,456
Virginia: 1.57%
Airport revenue: 0.10%
Virginia Port Authority Series B AMT	5.00	7-1-2029	1,500,000	1,507,271
Education revenue: 0.32%
Virginia College Building Authority Regent University	5.00	6-1-2026	300,000	300,669
Virginia College Building Authority Regent University	5.00	6-1-2027	275,000	279,484
Virginia College Building Authority Regent University	5.00	6-1-2028	300,000	308,566
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2030	1,125,000	1,196,109
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2031	1,050,000	1,125,736
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2032	1,490,000	1,607,659
				4,818,223
Health revenue: 0.23%
Virginia Small Business Financing Authority Carilion Clinic Obligated Group Series A (Truist Bank LOC)ø	2.75	7-1-2042	3,500,000	3,500,000
Tax revenue: 0.06%
Marquis CDA of York County Virginia CCAB144A	7.50	9-1-2045	680,000	231,200
Marquis CDA of York County Virginia Series A	5.10	9-1-2036	2,169,000	737,460
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	3,493,000	8,733
				977,393
Transportation revenue: 0.26%
Tender Option Bond Trust Receipts/Certificates Series XF3444 (Morgan Stanley Bank LIQ)144Aø	2.47	6-1-2052	3,870,000	3,870,000
See accompanying notes to portfolio of investments
30 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.60%
Louisa IDA Virginia Electric & Power Co. Series Aøø	3.65%	11-1-2035	$9,000,000	$9,109,237
				23,782,124
Washington: 1.87%
Airport revenue: 0.14%
Washington EDFA AMTøø	5.88	12-1-2045	2,000,000	2,020,501
GO revenue: 0.41%
City of Seattle Series A	4.00	4-1-2031	2,395,000	2,396,499
State of Washington	5.00	6-1-2026	1,570,000	1,576,527
Tacoma Metropolitan Park District	5.00	12-1-2026	2,250,000	2,285,591
				6,258,617
Health revenue: 0.67%
Skagit County Public Hospital District No. 1	5.00	12-1-2027	3,655,000	3,690,422
Skagit County Public Hospital District No. 1	5.00	12-1-2028	2,000,000	2,017,526
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	4,125,000	4,129,183
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2026	285,000	289,373
				10,126,504
Housing revenue: 0.47%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2027	1,000,000	1,026,826
King County Housing Authority	4.00	10-1-2027	300,000	303,330
Snohomish County Housing Authority	5.00	4-1-2026	730,000	730,000
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,077,870
				7,138,026
Utilities revenue: 0.18%
Energy Northwest Bonneville Power Administration Series A	5.00	7-1-2030	2,500,000	2,729,448
				28,273,096
West Virginia: 0.33%
Resource recovery revenue: 0.16%
West Virginia EDA Kentucky Power Co. Series 2014-A AMTøø	4.70	4-1-2036	2,500,000	2,503,412
Utilities revenue: 0.17%
West Virginia EDA Appalachian Power Co. Series A AMTøø	3.30	1-1-2041	2,500,000	2,509,711
				5,013,123
Wisconsin: 3.23%
Airport revenue: 0.05%
County of Milwaukee Airport Revenue Series A AMT	5.00	12-1-2030	710,000	765,068
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 31

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.09%
County of Buffalo	4.00%	9-1-2029	$650,000	$664,017
Monroe School District (AG Insured)	5.00	3-1-2030	675,000	726,235
				1,390,252
Health revenue: 1.95%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2027	200,000	204,090
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2028	225,000	232,803
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	2.52	2-15-2054	1,275,000	1,275,000
Wisconsin HEFA Advocate Aurora Health Obligated Group Series C- 3øø	5.00	8-15-2054	1,250,000	1,256,146
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2026	1,060,000	1,065,224
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2029	1,000,000	1,002,842
Wisconsin HEFA Sanford Obligated Group Series A	5.00	2-15-2029	2,500,000	2,627,999
Wisconsin HEFA Sanford Obligated Group Series B2øø##	5.00	2-15-2051	18,300,000	18,468,916
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2026	355,000	357,027
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2030	1,035,000	1,063,134
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2026	795,000	795,754
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2028	860,000	864,930
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2027	140,000	140,436
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2028	195,000	196,118
				29,550,419
Housing revenue: 0.13%
PFA Maniilaq Association Obligated Group	5.00	12-1-2031	785,000	841,436
PFA Maniilaq Association Obligated Group	5.00	12-1-2032	1,000,000	1,073,600
				1,915,036
Industrial development revenue: 0.09%
PFA Waste Management, Inc. Series A-2 AMT	2.88	5-1-2027	1,400,000	1,391,152
Miscellaneous revenue: 0.54%
Cambridge School District	4.00	9-2-2026	2,250,000	2,259,695
Village of Johnson Creek Series A	3.50	5-1-2030	2,395,000	2,382,239
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,500,000	3,514,212
				8,156,146
Tax revenue: 0.08%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	1,190,000	1,213,172
Utilities revenue: 0.20%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	3,003,212
See accompanying notes to portfolio of investments
32 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.10%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00%	6-1-2026	$1,600,000	$1,595,315
				48,979,772
Wyoming: 0.23%
Health revenue: 0.23%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	3,500,000	3,500,928
Total municipal obligations (Cost $1,498,183,456)				1,494,237,461

		Yield	Shares
Short-term investments: 0.16%
Investment companies: 0.16%
Allspring Government Money Market Fund Select Class♠∞##		3.60	2,429,690	2,429,690
Total short-term investments (Cost $2,429,690)				2,429,690
Total investments in securities (Cost $1,503,613,146)	99.05%			1,499,667,151
Other assets and liabilities, net	0.95			14,389,432
Total net assets	100.00%			$1,514,056,583

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 33

Portfolio of investments—March 31, 2026 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,230,843	$344,230,157	$(353,031,310)	$0	$0	$2,429,690	2,429,690	$232,731
See accompanying notes to portfolio of investments
34 | Allspring Short-Term Municipal Bond Fund

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$3,000,000	$0	$3,000,000
Municipal obligations	0	1,494,237,461	0	1,494,237,461
Short-term investments
Investment companies	2,429,690	0	0	2,429,690
Total assets	$2,429,690	$1,497,237,461	$0	$1,499,667,151
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Short-Term Municipal Bond Fund | 35